Restricted Cash	12 Months Ended
Mar. 31, 2023
Restricted Cash [Abstract]
Restricted cash

4. Restricted cash

Restricted cash consists of the following:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Bank demand deposits	3,784	7,764	94.5
Term deposits	726	479	5.8
	4,510	8,243	100.3
Restricted cash — current	3,784	7,764	94.5
Restricted cash — non-current	726	479	5.8